John Hancock Fundamental Equity Income Fund Average Annual Total Returns - Class A C R6 [Member]		12 Months Ended	30 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Russell 1000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		24.51%	19.43%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		14.37%	11.69%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		9.95%	13.33%
Performance Inception Date	Jun. 28, 2022
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.74%	11.20%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.40%	9.57%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		14.75%	15.68%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		15.75%	15.68%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		15.75%	15.68%